Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2025	2024
Non-interest bearing checking accounts	$65,665	$59,783
Interest bearing checking accounts(1)	105,713	47,802
Savings accounts	699	492
Money market accounts	70,483	162,285	(2)
Certificate of deposit accounts	354,718	282,890
Total	$597,278	$553,252

Certificate of Deposit by Maturity [Table Text Block]
Years ending December 31
2026	$245,377
2027	50,956
2028	39,546
2029	14,843
2030	3,996
Total	$354,718